Revenue - Schedule of Disaggregation of Revenue (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	$ 588.4	$ 625.0	$ 2,986.4	$ 3,083.8	$ 2,716.3
Reportable Segments
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax			2,986.4	3,083.8	2,716.3
Reportable Segments | Starz Business
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	64.2	16.5
Motion Picture Segment | Reportable Segments
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax			1,656.3	1,323.7	1,185.3
Motion Picture Segment | Starz Business
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax			128.2	44.2	38.0
Television Production
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	241.1	218.5	1,330.1	1,760.1	1,531.0
Television Production | Reportable Segments
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	241.1	218.5	1,330.1	1,760.1	1,531.0
Television Production | Reportable Segments | Starz Business
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	$ 39.6	$ 81.0
Television Production | Starz Business
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax			$ 417.7	$ 731.3	$ 610.2